SHARE-BASED PAYMENTS (Details) - Schedule of Financial Statement Preparations	12 Months Ended
Dec. 31, 2017 GBP (£)
Save-as-you-earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Financial Statement Preparations [Line Items]
Weighted average risk-free interest rate	0.59%
Weighted average expected life	3 years 109 days
Weighted average expected volatility	29.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds)	£ 0.68
Weighted average exercise price (in Pounds)	£ 0.51
Executive share plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Financial Statement Preparations [Line Items]
Weighted average risk-free interest rate	0.18%
Weighted average expected life	1 year 328 days
Weighted average expected volatility	30.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds)	£ 0.67
Weighted average exercise price (in Pounds)
LTIP [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Financial Statement Preparations [Line Items]
Weighted average risk-free interest rate	0.22%
Weighted average expected life	3 years 219 days
Weighted average expected volatility	31.00%
Weighted average expected dividend yield	0.00%
Weighted average share price (in Pounds)	£ 0.68
Weighted average exercise price (in Pounds)